Derivatives - Analysis of cash flow reserve and foreign exchange reserve (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivatives
Pre-tax cash flow hedge reserve	£ (2,629)	£ (3,837)
Pre-tax foreign exchange hedge reserve	(789)	(965)
Amount recognised in equity, cash flow hedges	187	(2,973)	£ (687)
Amount recognised in equity, foreign exchange hedge reserve	107	(266)	£ 88
Amount transferred from equity to earnings, cash flow hedge reserve	1,021	(304)
Amount transferred from equity to earnings, foreign exchange hedge reserve	69	7
Interest rate risk
Derivatives
Continuing cash flow hedge reserve	(2,330)	(3,576)
De-designated cash flow hedge reserve	(304)	(297)
Amount recognised in equity, cash flow hedges	137	(2,997)
Amount recognised in equity, foreign exchange hedge reserve		(64)
Amount transferred from equity to earnings, cash flow hedge reserve	(10)	(21)
Interest rate risk | Net interest income
Derivatives
Amount transferred from equity to earnings, cash flow hedge reserve	1,112	(252)
Interest rate risk | Non interest income
Derivatives
Amount transferred from equity to earnings, cash flow hedge reserve	(10)	(21)
Interest rate risk | Operating expenses
Derivatives
Amount transferred from equity to earnings, cash flow hedge reserve		(14)
Exchange rate risk
Derivatives
Continuing cash flow hedge reserve	1	16
Continuing foreign exchange hedge reserve	(18)	(85)
De-designated cash flow hedge reserve	4	20
De-designated foreign exchange hedge reserve	(771)	(880)
Amount recognised in equity, cash flow hedges	50	24
Amount recognised in equity, foreign exchange hedge reserve	107	(202)
Exchange rate risk | Net interest income
Derivatives
Amount transferred from equity to earnings, cash flow hedge reserve	(74)	(29)
Exchange rate risk | Non interest income
Derivatives
Amount transferred from equity to earnings, cash flow hedge reserve	(9)	15
Amount transferred from equity to earnings, foreign exchange hedge reserve	69	7
Exchange rate risk | Operating expenses
Derivatives
Amount transferred from equity to earnings, cash flow hedge reserve	£ 2	£ (3)